Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 0.775	$ 0.67	$ 0.555
Pension and post-retirement benefits adjustment to funded status, tax	$ 87.1	$ 45.5	$ 113.3
Recognition of pension and postretirement benefits actuarial loss, tax	38.7	40.5	31.0
Other, tax	$ 0.6	$ 0.5	$ 0.1